PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 3.8%
General Dynamics Corp.	2,900	$545,954
Lockheed Martin Corp.	1,100	416,185
Vectrus, Inc.*	7,500	356,925
		1,319,064
Auto Components 0.8%
Adient PLC*	6,300	284,760
Banks 0.8%
CNB Financial Corp.	2,500	57,050
First Internet Bancorp	3,200	99,136
Primis Financial Corp.	4,600	70,196
South Plains Financial, Inc.	1,700	39,321
		265,703
Biotechnology 0.8%
Gilead Sciences, Inc.	4,100	282,326
Building Products 0.5%
UFP Industries, Inc.	2,500	185,850
Capital Markets 2.2%
Piper Sandler Cos.	4,100	531,196
Raymond James Financial, Inc.	600	77,940
StoneX Group, Inc.*	2,200	133,474
		742,610
Chemicals 2.4%
Cabot Corp.	6,300	358,659
Westlake Chemical Corp.	5,200	468,468
		827,127
Communications Equipment 2.0%
Cambium Networks Corp.*	3,100	149,885
Ubiquiti, Inc.	1,700	530,723
		680,608

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.5%
EMCOR Group, Inc.	4,300	$529,717
Consumer Finance 1.8%
Capital One Financial Corp.	3,500	541,415
Synchrony Financial	2,000	97,040
		638,455
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.	11,200	627,536
Electrical Equipment 0.4%
Atkore, Inc.*	1,900	134,900
Electronic Equipment, Instruments & Components 2.8%
Sanmina Corp.*	2,600	101,296
ScanSource, Inc.*	3,800	106,894
SYNNEX Corp.	4,000	487,040
Vishay Intertechnology, Inc.	12,700	286,385
		981,615
Entertainment 3.1%
Activision Blizzard, Inc.	5,600	534,464
Electronic Arts, Inc.	3,800	546,554
		1,081,018
Equity Real Estate Investment Trusts (REITs) 1.7%
PotlatchDeltic Corp.	900	47,835
Weyerhaeuser Co.	15,500	533,510
		581,345
Food Products 1.3%
Sanderson Farms, Inc.	2,300	432,331
Health Care Equipment & Supplies 4.3%
Align Technology, Inc.*	900	549,900
Becton, Dickinson & Co.	200	48,638
Danaher Corp.	1,500	402,540
DENTSPLY SIRONA, Inc.	6,200	392,212
Integer Holdings Corp.*	1,000	94,200
		1,487,490

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 4.5%
Anthem, Inc.	700	$267,260
HCA Healthcare, Inc.	600	124,044
McKesson Corp.	2,900	554,596
UnitedHealth Group, Inc.	1,500	600,660
		1,546,560
Hotels, Restaurants & Leisure 0.7%
Century Casinos, Inc.*	10,200	136,986
Del Taco Restaurants, Inc.	9,300	93,093
		230,079
Household Durables 1.2%
Skyline Champion Corp.*	7,700	410,410
Insurance 0.1%
American International Group, Inc.	700	33,320
Interactive Media & Services 5.5%
Alphabet, Inc. (Class A Stock)*(u)	400	976,716
Facebook, Inc. (Class A Stock)*(u)	2,700	938,817
		1,915,533
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.*(u)	200	688,032
IT Services 5.4%
BM Technologies, Inc. (original cost $64,050; purchased 12/17/20)*^(f)	5,124	60,477
Cognizant Technology Solutions Corp. (Class A Stock)	7,800	540,228
Gartner, Inc.*	1,400	339,080
Hackett Group, Inc. (The)	29,700	535,194
Sykes Enterprises, Inc.*	7,500	402,750
		1,877,729
Leisure Products 1.6%
Brunswick Corp.	5,400	537,948
Life Sciences Tools & Services 4.7%
IQVIA Holdings, Inc.*	1,800	436,176

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
PerkinElmer, Inc.	3,500	$540,435
Thermo Fisher Scientific, Inc.(u)	1,300	655,811
		1,632,422
Machinery 4.0%
AGCO Corp.	4,000	521,520
Alamo Group, Inc.	400	61,072
Cummins, Inc.	1,600	390,096
Hillenbrand, Inc.	700	30,856
Oshkosh Corp.	3,100	386,384
		1,389,928
Marine 0.1%
Genco Shipping & Trading Ltd.	1,700	32,096
Metals & Mining 2.6%
Freeport-McMoRan, Inc.	10,400	385,944
Reliance Steel & Aluminum Co.	3,300	497,970
		883,914
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Great Ajax Corp.	2,700	35,046
Multi-Utilities 0.6%
MDU Resources Group, Inc.	6,500	203,710
Oil, Gas & Consumable Fuels 1.3%
APA Corp.	18,100	391,503
Cheniere Energy, Inc.*	500	43,370
		434,873
Personal Products 1.9%
Medifast, Inc.	1,600	452,768
Nu Skin Enterprises, Inc. (Class A Stock)	3,300	186,945
		639,713
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	8,600	574,652

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson(u)	4,400	$724,856
Pfizer, Inc.	7,000	274,120
		1,573,628
Professional Services 1.0%
ManpowerGroup, Inc.	3,000	356,730
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	4,300	612,320
Intel Corp.	11,200	628,768
MKS Instruments, Inc.	2,900	516,055
Ultra Clean Holdings, Inc.*	9,400	504,968
		2,262,111
Software 7.6%
CDK Global, Inc.	3,100	154,039
ChannelAdvisor Corp.*	5,800	142,158
Manhattan Associates, Inc.*	3,700	535,908
Microsoft Corp.(u)	5,400	1,462,860
SS&C Technologies Holdings, Inc.	4,800	345,888
		2,640,853
Specialty Retail 4.3%
AutoNation, Inc.*	5,400	511,974
Foot Locker, Inc.	6,400	394,432
L Brands, Inc.	8,100	583,686
		1,490,092
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	4,600	630,016
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.*	900	345,663
Tapestry, Inc.*	11,900	517,412
		863,075
Thrifts & Mortgage Finance 0.4%
Premier Financial Corp.	4,600	130,686

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 2.2%
Boise Cascade Co.	8,000	$466,800
Veritiv Corp.*	4,800	294,816
		761,616

Total Long-Term Investments (cost $28,255,820)		34,282,575

Short-Term Investments 5.9%
Affiliated Mutual Fund 4.1%
PGIM Core Ultra Short Bond Fund (cost $1,413,748)(wb)	1,413,748	1,413,748

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 1.8%
U.S. Treasury Bills (cost $599,942)	0.045%	09/16/21	600	599,942

Total Short-Term Investments (cost $2,013,690)				2,013,690

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $30,269,510)				36,296,265

	Shares
Securities Sold Short (51.3)%
Common Stocks
Aerospace & Defense (1.1)%
Astronics Corp.*	900	(15,759)
Boeing Co. (The)*	800	(191,648)
Maxar Technologies, Inc.	900	(35,928)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	3,100	(146,289)
		(389,624)
Beverages (0.3)%
Celsius Holdings, Inc.*	1,300	(98,917)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (2.2)%
Arcturus Therapeutics Holdings, Inc.*	1,600	$(54,144)
Beam Therapeutics, Inc.*	1,900	(244,549)
BioMarin Pharmaceutical, Inc.*	1,900	(158,536)
Global Blood Therapeutics, Inc.*	4,500	(157,590)
ORIC Pharmaceuticals, Inc.*	2,200	(38,918)
Precision BioSciences, Inc.*	3,900	(48,828)
Syndax Pharmaceuticals, Inc.*	3,000	(51,510)
		(754,075)
Building Products (0.7)%
AAON, Inc.	2,100	(131,439)
CSW Industrials, Inc.	1,000	(118,460)
		(249,899)
Capital Markets (0.5)%
Hamilton Lane, Inc. (Class A Stock)	2,000	(182,240)
Chemicals (1.2)%
International Flavors & Fragrances, Inc.	1,000	(149,400)
Livent Corp.*	8,600	(166,496)
Quaker Chemical Corp.	400	(94,876)
		(410,772)
Commercial Services & Supplies (1.1)%
Montrose Environmental Group, Inc.*	1,700	(91,222)
MSA Safety, Inc.	900	(149,022)
Viad Corp.*	2,700	(134,595)
		(374,839)
Communications Equipment (0.7)%
ADTRAN, Inc.	2,800	(57,820)
Infinera Corp.*	17,200	(175,440)
		(233,260)
Construction & Engineering (0.5)%
WillScot Mobile Mini Holdings Corp.*	6,100	(170,007)
Consumer Finance (0.2)%
LendingTree, Inc.*	400	(84,752)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (0.2)%
Ranpak Holdings Corp.*	2,700	$(67,581)
Diversified Consumer Services (0.3)%
OneSpaWorld Holdings Ltd. (Bahamas)*	9,000	(87,210)
Regis Corp.*	2,400	(22,464)
		(109,674)
Diversified Telecommunication Services (0.2)%
Anterix, Inc.*	1,100	(65,989)
Electrical Equipment (2.4)%
Bloom Energy Corp. (Class A Stock)*	7,100	(190,777)
FuelCell Energy, Inc.*	15,600	(138,840)
Plug Power, Inc.*	5,500	(188,045)
Shoals Technologies Group, Inc. (Class A Stock)*	3,000	(106,500)
Sunrun, Inc.*	3,500	(195,230)
		(819,392)
Electronic Equipment, Instruments & Components (0.6)%
Luna Innovations, Inc.*	1,900	(20,577)
PAR Technology Corp.*	2,600	(181,844)
		(202,421)
Energy Equipment & Services (0.2)%
Dril-Quip, Inc.*	2,300	(77,809)
Entertainment (0.8)%
IMAX Corp.*	3,400	(73,100)
Live Nation Entertainment, Inc.*	1,800	(157,662)
Marcus Corp. (The)*	1,500	(31,815)
		(262,577)
Equity Real Estate Investment Trusts (REITs) (0.9)%
Independence Realty Trust, Inc.	6,100	(111,203)
Innovative Industrial Properties, Inc.	800	(152,816)
Safehold, Inc.	600	(47,100)
		(311,119)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (0.3)%
Grocery Outlet Holding Corp.*	3,300	$(114,378)
Food Products (0.7)%
Beyond Meat, Inc.*	1,100	(173,239)
Freshpet, Inc.*	500	(81,480)
		(254,719)
Health Care Equipment & Supplies (2.8)%
Acutus Medical, Inc.*	1,900	(32,262)
Axonics, Inc.*	2,800	(177,548)
CryoPort, Inc.*	2,800	(176,680)
DexCom, Inc.*	400	(170,800)
Novocure Ltd.*	800	(177,456)
OrthoPediatrics Corp.*	2,800	(176,904)
TransMedics Group, Inc.*	1,700	(56,406)
		(968,056)
Health Care Providers & Services (3.0)%
1Life Healthcare, Inc.*	5,100	(168,606)
Accolade, Inc.*	3,300	(179,223)
AdaptHealth Corp.*	5,100	(139,791)
HealthEquity, Inc.*	2,100	(169,008)
Oak Street Health, Inc.*	2,700	(158,139)
R1 RCM, Inc.*	2,200	(48,928)
Signify Health, Inc. (Class A Stock)*	5,600	(170,408)
		(1,034,103)
Health Care Technology (1.0)%
Health Catalyst, Inc.*	3,200	(177,632)
Teladoc Health, Inc.*	1,100	(182,919)
		(360,551)
Hotels, Restaurants & Leisure (1.6)%
Bally’s Corp.*	2,600	(140,686)
Expedia Group, Inc.*	900	(147,339)
GAN Ltd. (United Kingdom)*	2,600	(42,744)
Marriott Vacations Worldwide Corp.*	800	(127,440)
Shake Shack, Inc. (Class A Stock)*	900	(96,318)
		(554,527)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (0.8)%
Casper Sleep, Inc.*	1,500	$(12,360)
Helen of Troy Ltd.*	700	(159,684)
Purple Innovation, Inc.*	3,900	(102,999)
		(275,043)
Household Products (0.4)%
WD-40 Co.	600	(153,774)
Independent Power & Renewable Electricity Producers (0.6)%
Sunnova Energy International, Inc.*	5,200	(195,832)
Insurance (1.3)%
BRP Group, Inc. (Class A Stock)*	2,800	(74,620)
GoHealth, Inc. (Class A Stock)*	6,600	(73,986)
Goosehead Insurance, Inc. (Class A Stock)	1,200	(152,760)
Selectquote, Inc.*	6,900	(132,894)
		(434,260)
Interactive Media & Services (0.9)%
Eventbrite, Inc. (Class A Stock)*	8,500	(161,500)
TripAdvisor, Inc.*	3,500	(141,050)
		(302,550)
Internet & Direct Marketing Retail (1.3)%
CarParts.com, Inc.*	4,800	(97,728)
RealReal, Inc. (The)*	8,800	(173,888)
Stitch Fix, Inc. (Class A Stock)*	2,900	(174,870)
		(446,486)
IT Services (3.6)%
Fastly, Inc. (Class A Stock)*	2,700	(160,920)
I3 Verticals, Inc. (Class A Stock)*	1,400	(42,308)
Limelight Networks, Inc.*	16,100	(50,715)
LiveRamp Holdings, Inc.*	3,000	(140,550)
MongoDB, Inc.*	500	(180,760)
Okta, Inc.*	500	(122,340)
Repay Holdings Corp.*	7,000	(168,280)
Switch, Inc. (Class A Stock)	8,100	(170,991)
Twilio, Inc. (Class A Stock)*	500	(197,080)
		(1,233,944)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (0.6)%
Peloton Interactive, Inc. (Class A Stock)*	1,700	$(210,834)
Life Sciences Tools & Services (2.1)%
Adaptive Biotechnologies Corp.*	4,400	(179,784)
Berkeley Lights, Inc.*	3,400	(152,354)
ChromaDex Corp.*	3,900	(38,454)
Codexis, Inc.*	8,200	(185,812)
NanoString Technologies, Inc.*	2,800	(181,412)
		(737,816)
Machinery (1.5)%
Chart Industries, Inc.*	1,100	(160,952)
Hydrofarm Holdings Group, Inc.*	1,500	(88,665)
Proto Labs, Inc.*	1,500	(137,700)
Trinity Industries, Inc.	5,200	(139,828)
		(527,145)
Marine (0.5)%
Kirby Corp.*	2,600	(157,664)
Media (1.1)%
Cardlytics, Inc.*	1,500	(190,395)
Liberty Broadband Corp. (Class A Stock)*	500	(84,085)
Liberty Broadband Corp. (Class C Stock)*	500	(86,830)
		(361,310)
Metals & Mining (0.4)%
Novagold Resources, Inc. (Canada)*	16,000	(128,160)
Personal Products (0.3)%
elf Beauty, Inc.*	3,400	(92,276)
Pharmaceuticals (0.8)%
Marinus Pharmaceuticals, Inc.*	1,300	(23,322)
Reata Pharmaceuticals, Inc. (Class A Stock)*	1,300	(183,989)
Theravance Biopharma, Inc.*	4,400	(63,888)
		(271,199)
Professional Services (0.6)%
Upwork, Inc.*	3,600	(209,844)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (0.6)%
Fathom Holdings, Inc.*	900	$(29,511)
Redfin Corp.*	3,000	(190,230)
		(219,741)
Road & Rail (0.7)%
Lyft, Inc. (Class A Stock)*	3,000	(181,440)
Uber Technologies, Inc.*	1,300	(65,156)
		(246,596)
Semiconductors & Semiconductor Equipment (1.8)%
Cree, Inc.*	1,900	(186,067)
Enphase Energy, Inc.*	1,100	(201,993)
Impinj, Inc.*	3,500	(180,565)
NeoPhotonics Corp.*	3,100	(31,651)
PDF Solutions, Inc.*	700	(12,726)
		(613,002)
Software (5.5)%
8x8, Inc.*	6,600	(183,216)
Appian Corp.*	1,300	(179,075)
Cloudflare, Inc. (Class A Stock)*	1,800	(190,512)
Coupa Software, Inc.*	800	(209,688)
Datto Holding Corp.*	3,200	(89,088)
Digimarc Corp.*	2,100	(70,350)
InterDigital, Inc.	1,900	(138,757)
Jamf Holding Corp.*	3,000	(100,710)
Model N, Inc.*	2,500	(85,675)
New Relic, Inc.*	2,500	(167,425)
Ping Identity Holding Corp.*	5,000	(114,500)
ShotSpotter, Inc.*	700	(34,139)
Smartsheet, Inc. (Class A Stock)*	2,400	(173,568)
Unity Software, Inc.*	1,600	(175,728)
		(1,912,431)
Specialty Retail (1.8)%
Carvana Co.*	600	(181,092)
GrowGeneration Corp.*	2,400	(115,440)
Leslie’s, Inc.*	5,800	(159,442)
Vroom, Inc.*	4,100	(171,626)
		(627,600)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (0.5)%
Pure Storage, Inc. (Class A Stock)*	9,100	$(177,723)
Trading Companies & Distributors (0.1)%
Alta Equipment Group, Inc.*	1,800	(23,922)

Total Securities Sold Short (proceeds received $15,191,727)		(17,710,433)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 53.9% (cost $15,077,783)		18,585,832
Other assets in excess of liabilities(z) 46.1%		15,927,723

Net Assets 100.0%		$34,513,555

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $60,477 and 0.2% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $64,050. The aggregate value of $60,477 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Sep. 2021	$1,072,150	$12,979
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).